FAIR VALUES OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Fair Values Of Financial Instruments [Abstract]
Estimated Fair Values and Recorded Book Balances
The estimated recorded book balances and fair values at December 31 follow:

			Fair Value Using
	Recorded Book Balance	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Un- observable Inputs (Level 3)
	(In thousands)
2025
Assets
Cash and due from banks	$52,235	$52,235	$52,235	$—	$—
Interest bearing deposits	86,152	86,152	86,152	—	—
Securities available for sale	495,909	495,909	—	495,909	—
Securities held to maturity	309,523	282,830	—	282,830	—
Federal Home Loan Bank and Federal Reserve Bank Stock	18,102	NA	NA	NA	NA
Net loans and loans held for sale	4,221,871	4,062,200	—	9,031	4,053,169
Accrued interest receivable	19,030	19,030	35	5,043	13,952
Derivative financial instruments	29,584	29,584	—	29,584	—
Liabilities
Deposits with no stated maturity (1)	$3,967,941	$3,967,941	$3,967,941	$—	$—
Deposits with stated maturity (1)	793,741	791,598	—	791,598	—
Other borrowings	77,003	76,680	—	76,680	—
Subordinated debentures	39,864	39,761	—	39,761	—
Accrued interest payable	1,892	1,892	316	1,576	—
Derivative financial instruments	19,551	19,551	—	19,551	—
2024
Assets
Cash and due from banks	$56,984	$56,984	$56,984	$—	$—
Interest bearing deposits	62,898	62,898	62,898	—	—
Securities available for sale	559,182	559,182	—	559,182	—
Securities held to maturity	339,436	301,860	—	301,860	—
Federal Home Loan Bank and Federal Reserve Bank Stock	16,099	NA	NA	NA	NA
Net loans and loans held for sale	3,987,089	3,772,862	—	7,643	3,765,219
Accrued interest receivable	19,113	19,113	46	5,606	13,461
Derivative financial instruments	37,059	37,059	—	37,059	—
Liabilities
Deposits with no stated maturity (1)	$3,806,185	$3,806,185	$3,806,185	$—	$—
Deposits with stated maturity (1)	847,903	845,534	—	845,534	—
Other borrowings	45,009	44,996	—	44,996	—
Subordinated debt	39,586	40,412	—	40,412	—
Subordinated debentures	39,796	40,235	—	40,235	—
Accrued interest payable	3,109	3,109	374	2,735	—
Derivative financial instruments	18,623	18,623	—	18,623	—
NA – Not applicable

(1)
Deposits with no stated maturity include reciprocal deposits with a recorded book balance of $862.697 million and $797.224 million at December 31, 2025 and 2024, respectively. Deposits with a stated maturity include reciprocal deposits with a recorded book balance of $112.224 million and $109.807 million at December 31, 2025 and 2024, respectively.